UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: March 31, 2002

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Thomas Weisel Partners Asset Management, LLC
Address:	1 Montgomery St
		37 th Floor
		San Francisco, CA 94104

13F File Number:

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts
Of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-753-6315
Signature, Place, and date of signing:

	James P. Record	Boston, MA	May 15, 2002

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	25

Form 13F Information Table Value Total:	$88,026,000


List of Other Included Managers:

	No.	13F File Number	Name



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
                                      FORM 13F INFORMATION TABLE
                       VALUE  SHARES/ SH/   PUT/INVSTMT  OTHER              VOTING AUTHORITY
NAME OF TITLECUSIP     (X$1000PRN AMT PRN   CALLDSCRETN  MANAGERS   SOLE    SHAREDNONE

J D EDWACOM  281667105    3907  216569SH        SOLE                  216569
ADOLOR  COM  00724X102    8339  747930SH        SOLE                  747930
AMDOCS  COM  G02602103    5330  200000SH        SOLE                  200000
CISCO   COM  17275R102    2762  163159SH        SOLE                  163159
CLEAR CHCOM  184502102   20785  404300SH        SOLE                  404300
CONNETICCOM  208192104    2136  220180SH        SOLE                  220180
DECODE GCOM  243586104    1578  277360SH        SOLE                  277360
DENDREONCOM  24823Q107    2237  361396SH        SOLE                  361396
DIVERSA COM  255064107    3347  263564SH        SOLE                  263564
DMC STRACOM  233221106     514   94600SH        SOLE                   94600
EPIPHANYCOM  26881V100    3780  500000SH        SOLE                  500000
ESPERIONCOM  29664R106    2436  400000SH        SOLE                  400000
JOURNAL COM  481138105    3441  162300SH        SOLE                  162300
OTG SOFTCOM  671059103    1138  131835SH        SOLE                  131835
RAYOVAC COM  755081106    2419  156566SH        SOLE                  156566
INTERMUNCOM  45884X103    5863  195000SH        SOLE                  195000
ISTA PHACOM  45031X105     161  175509SH        SOLE                  175509
JUNIPER COM  48203R104     372   29489SH        SOLE                   29489
KOSAN BICOM  50064W107    6160  800000SH        SOLE                  800000
MEDTRONICOM  585055106    4521  100000SH        SOLE                  100000
NATIONALCOM  637071101    2926  115500SH        SOLE                  115500
ORAPHARMCOM  6.86E+110     585  131451SH        SOLE                  131451
SCIQUESTCOM  80908Q107     314  176294SH        SOLE                  176294
SELECT MCOM  816196109     992   61987SH        SOLE                   61987
TELIK INCOM  87959M109    1983  163597SH        SOLE                  163597
